Average Annual Total Returns - FidelityNASDAQCompositeIndexFund-PRO - FidelityNASDAQCompositeIndexFund-PRO - Fidelity Nasdaq Composite Index Fund	Jan. 29, 2024
Fidelity Nasdaq Composite Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	45.13%
Past 5 years	18.83%
Past 10 years	14.72%
Fidelity Nasdaq Composite Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	44.74%
Past 5 years	18.37%
Past 10 years	14.32%
Fidelity Nasdaq Composite Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	26.72%
Past 5 years	15.19%
Past 10 years	12.30%
NS004
Average Annual Return:
Past 1 year	44.64%
Past 5 years	18.75%
Past 10 years	14.80%